UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22893

Fidelity Oxford Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Commodity Strategy Central Fund Fidelity® Commodity Strategy Central Fund

This semi-annual shareholder report contains information about Fidelity® Commodity Strategy Central Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Central Fund	$ 1	0.02%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$238,640,386
Number of Holdings	62
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2025)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Industrial Metals - 36.7
Energy - 22.8
Agriculture - 21.9
Precious Metals - 14.3
Livestock - 4.3

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	133.5

ASSET ALLOCATION (% of Fund's Total Exposure)

Futures Contracts - 57.2
Short-Term Investments and Net Other Assets (Liabilities) - 42.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915314.100    2250-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Commodity Strategy Central Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Commodity Strategy Central Fund
Consolidated Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 9.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 4/17/2025 (d) (Cost $21,807,271)	4.25	22,000,000	21,813,414

Money Market Funds - 90.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $216,730,281)	4.37	216,694,123	216,737,462

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $238,537,552)	238,550,876
NET OTHER ASSETS (LIABILITIES) - 0.0%	89,510
NET ASSETS - 100.0%	238,640,386

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Corn Contracts (United States)	21	Sep 2025	483,263	32,958	32,958
CBOT Corn Contracts (United States)	106	May 2025	2,612,900	(27,154)	(27,154)
CBOT Corn Contracts (United States)	349	Jul 2025	8,668,288	438,705	438,705
CBOT KC HRW Wheat Contracts (United States)	48	Sep 2025	1,465,200	33,052	33,052
CBOT KC HRW Wheat Contracts (United States)	50	May 2025	1,472,500	64,702	64,702
CBOT Soybean Contracts (United States)	89	May 2025	4,705,875	(39,916)	(39,916)
CBOT Soybean Contracts (United States)	156	Jul 2025	8,363,550	(18,115)	(18,115)
CBOT Soybean Contracts (United States)	27	Nov 2025	1,418,850	63,098	63,098
CBOT Soybean Meal Contracts (United States)	23	Dec 2025	741,750	(8,415)	(8,415)
CBOT Soybean Meal Contracts (United States)	177	May 2025	5,479,920	(42,286)	(42,286)
CBOT Soybean Oil Contracts (United States)	170	Dec 2025	4,660,380	310,482	310,482
CBOT Soybean Oil Contracts (United States)	100	May 2025	2,791,200	62,425	62,425
CBOT Soybean Oil Contracts (United States)	43	Jul 2025	1,204,860	23,893	23,893
CBOT Wheat Contracts (United States)	75	Sep 2025	2,242,500	(1,010)	(1,010)
CBOT Wheat Contracts (United States)	90	May 2025	2,575,125	87,409	87,409
CME Lean Hogs Contracts (United States)	42	Apr 2025	1,517,880	246,514	246,514
CME Lean Hogs Contracts (United States)	25	Aug 2025	1,026,500	(1,828)	(1,828)
CME Lean Hogs Contracts (United States)	16	Oct 2025	547,200	16,926	16,926
CME Live Cattle Contracts (United States)	130	Apr 2025	10,519,600	374,846	374,846
COMEX Copper Contracts (United States)	78	May 2025	8,390,850	(55,243)	(55,243)
COMEX Copper Contracts (United States)	39	Jul 2025	4,231,013	43,285	43,285
COMEX Gold 100 oz Contracts (United States)	123	Apr 2025	34,822,530	1,430,731	1,430,731
COMEX Silver Contracts (United States)	67	Mar 2025	10,797,050	320,068	320,068
ICE Brent Crude Contracts (United Kingdom)	266	Mar 2025	20,077,120	(421,046)	(421,046)
ICE Coffee C Contracts (United States)	41	Sep 2025	5,451,206	711,734	711,734
ICE Coffee C Contracts (United States)	33	May 2025	4,595,456	231,465	231,465
ICE Cotton No 2 Contracts (United States)	39	Dec 2025	1,339,845	(31,280)	(31,280)
ICE Cotton No 2 Contracts (United States)	31	Jul 2025	1,057,565	(1,634)	(1,634)
ICE Low Sulphur Gasoil Contracts (United Kingdom)	121	May 2025	8,409,500	28,417	28,417
ICE Sugar No 11 Contracts (United States)	413	Apr 2025	8,270,573	(350,646)	(350,646)
LME Aluminum Contracts (United Kingdom)	52	Jul 2025	3,384,251	(12,571)	(12,571)
LME Aluminum Contracts (United Kingdom)	181	May 2025	11,754,909	(123,703)	(123,703)
LME Aluminum Contracts (United Kingdom)	211	Mar 2025	13,750,606	259,619	259,619
LME Lead Contracts (United Kingdom)	14	Sep 2025	696,563	(32,520)	(32,520)
LME Lead Contracts (United Kingdom)	14	Jul 2025	691,313	(33,391)	(33,391)
LME Lead Contracts (United Kingdom)	53	May 2025	2,594,589	(95,330)	(95,330)
LME Lead Contracts (United Kingdom)	32	Mar 2025	1,547,624	(75,006)	(75,006)
LME Nickel Contracts (United Kingdom)	20	Jul 2025	1,848,137	(99,160)	(99,160)
LME Nickel Contracts (United Kingdom)	58	May 2025	5,311,399	(371,900)	(371,900)
LME Nickel Contracts (United Kingdom)	78	Mar 2025	7,072,472	(406,967)	(406,967)
LME Zinc Contracts (United Kingdom)	28	Jul 2025	1,934,317	(245,601)	(245,601)
LME Zinc Contracts (United Kingdom)	102	May 2025	7,014,566	(442,009)	(442,009)
LME Zinc Contracts (United Kingdom)	99	Mar 2025	6,737,321	(409,827)	(409,827)
NYMEX Gasoline RBOB Contracts (United States)	37	Aug 2025	3,359,748	93,998	93,998
NYMEX NY Harbor ULSD Contracts (United States)	71	Apr 2025	6,969,232	224,865	224,865
NYMEX Natural Gas Contracts (United States)	54	Feb 2025	1,643,760	(2,663)	(2,663)
NYMEX Natural Gas Contracts (United States)	339	Jun 2025	12,178,480	607,770	607,770
NYMEX Natural Gas Contracts (United States)	78	Apr 2025	2,549,280	33,680	33,680
NYMEX WTI Crude Oil Contracts (United States)	245	Apr 2025	17,638,760	(14,826)	(14,826)

TOTAL PURCHASED					2,376,595

Sold

Commodity Contracts
LME Aluminum Contracts (United Kingdom)	1	Jul 2025	65,082	(424)	(424)
LME Aluminum Contracts (United Kingdom)	51	May 2025	3,312,157	11,942	11,942
LME Aluminum Contracts (United Kingdom)	211	Mar 2025	13,750,606	(26,140)	(26,140)
LME Lead Contracts (United Kingdom)	14	Sep 2025	696,563	(146)	(146)
LME Lead Contracts (United Kingdom)	24	May 2025	1,174,908	64,573	64,573
LME Lead Contracts (United Kingdom)	32	Mar 2025	1,547,624	79,550	79,550
LME Nickel Contracts (United Kingdom)	18	May 2025	1,648,365	93,841	93,841
LME Nickel Contracts (United Kingdom)	78	Mar 2025	7,072,472	452,637	452,637
LME Zinc Contracts (United Kingdom)	4	Jul 2025	276,331	12,559	12,559
LME Zinc Contracts (United Kingdom)	54	May 2025	3,713,594	429,607	429,607
LME Zinc Contracts (United Kingdom)	99	Mar 2025	6,737,321	467,764	467,764

TOTAL SOLD					1,585,763

TOTAL FUTURES CONTRACTS					3,962,358
The notional amount of futures purchased as a percentage of Net Assets is 116.7%
The notional amount of futures sold as a percentage of Net Assets is 16.8%

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,371,852.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	196,207,757	121,109,478	100,579,773	5,021,824	-	-	216,737,462	216,694,123	0.3%
Total	196,207,757	121,109,478	100,579,773	5,021,824	-	-	216,737,462	216,694,123

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	21,813,414	-	21,813,414	-

Money Market Funds	216,737,462	216,737,462	-	-
Total Investments in Securities:	238,550,876	216,737,462	21,813,414	-
Derivative Instruments:

Assets
Futures Contracts	7,353,115	7,353,115	-	-
Total Assets	7,353,115	7,353,115	-	-

Liabilities
Futures Contracts	(3,390,757)	(3,390,757)	-	-
Total Liabilities	(3,390,757)	(3,390,757)	-	-
Total Derivative Instruments:	3,962,358	3,962,358	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	7,353,115	(3,390,757)
Total Commodity Risk	7,353,115	(3,390,757)
Total Value of Derivatives	7,353,115	(3,390,757)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $21,807,271)	$21,813,414
Fidelity Central Funds (cost $216,730,281)	216,737,462

Total Investment in Securities (cost $238,537,552)		$238,550,876
Cash		1
Receivable for fund shares sold		12,981
Distributions receivable from Fidelity Central Funds		798,116
Prepaid expenses		6,333
Other receivables		404
Total assets		239,368,711
Liabilities
Payable for fund shares redeemed	$51,253
Payable for daily variation margin on futures contracts	675,621
Other payables and accrued expenses	1,451
Total liabilities		728,325
Net Assets		$238,640,386
Net Assets consist of:
Paid in capital		$262,914,765
Total accumulated earnings (loss)		(24,274,379)
Net Assets		$238,640,386
Net Asset Value, offering price and redemption price per share ($238,640,386 ÷ 2,603,054 shares)		$91.68
Consolidated Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Interest		$447,098
Income from Fidelity Central Funds		5,021,824
Total income		5,468,922
Expenses
Custodian fees and expenses	$8,740
Independent trustees' fees and expenses	291
Subsidiary directors' fees	7,517
Legal	5,450
Total expenses before reductions	21,998
Expense reductions	(45)
Total expenses after reductions		21,953
Net Investment income (loss)		5,446,969
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	536
Futures contracts	(229,708)
Total net realized gain (loss)		(229,172)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,045
Futures contracts	12,295,412
Total change in net unrealized appreciation (depreciation)		12,301,457
Net gain (loss)		12,072,285
Net increase (decrease) in net assets resulting from operations		$17,519,254
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,446,969	$11,922,932
Net realized gain (loss)	(229,172)	(1,532,675)
Change in net unrealized appreciation (depreciation)	12,301,457	(18,923,111)
Net increase (decrease) in net assets resulting from operations	17,519,254	(8,532,854)
Distributions to shareholders	(12,586,442)	(14,843,294)

Affiliated share transactions
Proceeds from sales of shares	10,098,138	39,416,830
Reinvestment of distributions	12,586,442	14,843,294
Cost of shares redeemed	(12,701,010)	(47,309,644)

Net increase (decrease) in net assets resulting from share transactions	9,983,570	6,950,480
Total increase (decrease) in net assets	14,916,382	(16,425,668)

Net Assets
Beginning of period	223,724,004	240,149,672
End of period	$238,640,386	$223,724,004

Other Information
Shares
Sold	114,186	429,149
Issued in reinvestment of distributions	144,693	157,473
Redeemed	(141,729)	(511,008)
Net increase (decrease)	117,150	75,614

Consolidated Financial Highlights
Fidelity® Commodity Strategy Central Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023 A	2022 A	2021 A	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$90.00	$99.64	$141.68	$133.63	$96.37	$110.86
Income from Investment Operations
Net investment income (loss) B,C	2.16	5.04	4.04	.46	- D	1.61
Net realized and unrealized gain (loss)	4.59	(8.39)	(14.61)	30.36	37.72	(12.65)
Total from investment operations	6.75	(3.35)	(10.57)	30.82	37.72	(11.04)
Distributions from net investment income	(5.07)	(6.29)	(31.47)	(22.77)	(.46)	(3.45)
Total distributions	(5.07)	(6.29)	(31.47)	(22.77)	(.46)	(3.45)
Net asset value, end of period	$91.68	$90.00	$99.64	$141.68	$133.63	$96.37
Total Return E,F	7.90%	(3.57)%	(8.89)%	27.64%	39.20%	(10.40)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.02% I	.01%	-% J	-% J	-% J	.02%
Expenses net of fee waivers, if any	.02 % I	.01%	-% J	-% J	-% J	.02%
Expenses net of all reductions	.02% I	.01%	-% J	-% J	-% J	.01%
Net investment income (loss)	4.82% I	5.44%	3.87%	.36%	.05%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$238,640	$223,724	$240,150	$739,651	$761,909	$47,326
Portfolio turnover rate K	0 % I	0%	0%	0%	0%	0%

APer share amounts have been adjusted to reflect the impact of the 1 for 23 reverse share split that occurred on November 18, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Commodity Strategy Central Fund (the Fund) is a fund of Fidelity Oxford Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Net Assets
Fidelity Commodity Strategy Central Fund	Geode Commodity Return Central Cayman Ltd.	43,005,161	18.0

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,359,465
Gross unrealized depreciation	(17,383,783)
Net unrealized appreciation (depreciation)	$3,975,682
Tax cost	$238,537,552

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(34,612,678)
Long-term	-
Total capital loss carryforward	$(34,612,678)

Due to large subscriptions in a prior period, approximately $33,076,661 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $411,607 of those capital losses per year to offset capital gains.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Commodity Strategy Central Fund	313,962,422

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services and the Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser pays all other expenses, except custody fees, the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $45.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Commodity Strategy Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and the fact that no fee is payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Geode, and also Geode's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources, as well as Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. The Board considered that Geode has established a Geode Fair Valuation Committee and undertaken compliance-related efforts in connection with Geode's designation as the fund's "valuation designee" pursuant to Rule 2a-5 under the Investment Company Act. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by Fidelity under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays Geode a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received by Geode for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Geode in managing the fund. The Board also considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, a public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund were not material factors in the Board's decision to renew the Advisory Contract because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2025.

1.901063.115
CRC-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025